Basis of preparation and significant accounting policies (Tables)	6 Months Ended
Sep. 30, 2021
Significant Accounting Policies [Abstract]
Disclosure of restatement on the consolidated statement of loss due to change in presentation of warrants

		Three months ended September 30			Six months ended September 30
(EUR thousand)	Notes	2020			2020
		As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
Total revenue	5	12,393	—	12,393	20,026	—	20,026
Operating expenses	6	(297,162)	1,920	(295,242)	(353,978)	1,920	(352,058)
Operating (Loss) / Profit		(284,769)	1,920	(282,849)	(333,952)	1,920	(332,032)
(Loss) / Profit before tax		(289,228)	1,920	(287,308)	(345,725)	1,920	(343,805)
Income tax benefit / (expense)		10,660	—	10,660	16,492	—	16,492
(Loss) / Profit for the period		(278,568)	1,920	(276,648)	(329,233)	1,920	(327,313)
(Loss) / Profit attributable to:
Owners of the parent		(278,255)	1,920	(276,335)	(328,157)	1,920	(326,237)
Non-controlling interests		(313)	—	(313)	(1,076)	—	(1,076)
(Loss) / Profit for the period		(278,568)	1,920	(276,648)	(329,233)	1,920	(327,313)
Basic and diluted (loss) / profit per ordinary share	7	(1.45)	(0.04)	(1.49)	(1.71)	(0.07)	(1.78)
Basic and diluted (loss) / profit per preference share	7	(1.45)	0.34	(1.11)	(1.71)	0.60	(1.11)

Disclosure of restatement on the consolidated statement of comprehensive income/(loss) due to the change in presentation of warrants	This change in presentation of the warrants resulted in the following impact to the Condensed Consolidated Statement of Comprehensive Income / (Loss):

		Three months ended September 30			Six months ended September 30
(EUR thousand)	Notes	2020			2020
		As previously reported	Adjustments	Restated	As previously reported	Adjustments	Restated
(Loss) / Profit for the period		(278,568)	1,920	(276,648)	(329,233)	1,920	(327,313)
Total comprehensive income / (loss) for the period		(280,064)	1,920	(278,144)	(328,727)	1,920	(326,807)
Attributable to:
Owners of the parent		(279,312)	1,920	(277,392)	(327,213)	1,920	(325,293)
Non-controlling interest		(752)	—	(752)	(1,514)	—	(1,514)
Total comprehensive income / (loss) for the period		(280,064)	1,920	(278,144)	(328,727)	1,920	(326,807)

Disclosure of restatement on the consolidated statement of cash flows due to change in presentation of warrants
This change in presentation of the warrants resulted in the following impact to the Condensed Consolidated Statement of Cash Flows:

		Six months ended September 30
(EUR thousand)	Notes	2020
		As previously reported	Adjustments	Restated
(Loss) / Profit before tax		(345,725)	1,920	(343,805)
Other non-cash items		1,883	(1,920)	(37)
= Net cash from / (used in) operating activities (A)		(47,329)	—	(47,329)
= NET CHANGE IN CASH AND CASH EQUIVALENTS		24,642	—	24,642

Disclosure of restatement on the consolidated statement of equity due to change in presentation of warrants
This change in presentation of the warrants resulted in the following impact to the Condensed Consolidated Statement of Changes in Equity:

Six months ended September 30, 2020		As previously reported					Adjustments					Restated
(€ thousands)	Notes	Warrants	Accumulated losses	Equity	Non-controlling interests	Total equity	Warrants	Accumulated losses	Equity	Non-controlling interests	Total equity	Warrants	Accumulated losses	Equity	Non-controlling interests	Total equity
Balance as of April 1, 2020	9	—	(317,195)	63,121	8,376	71,497	—	—	—	—	—	—	(317,195)	63,121	8,376	71,497
Loss for the period		—	(328,157)	(328,157)	(1,076)	(329,233)	—	1,920	1,920	—	1,920	—	(326,237)	(326,237)	(1,076)	(327,313)
Total comprehensive income / (loss)		—	(328,157)	(327,213)	(1,514)	(328,727)	—	1,920	1,920	—	1,920	—	(326,237)	(325,293)	(1,514)	(326,807)
Equity award issuance costs		20,196	—	135,309	—	135,309	(20,196)	—	(20,196)	—	(20,196)	—	—	115,113	—	115,113
Total contribution by and distribution to owners of the parent, recognized directly in Equity		20,196	—	293,634	—	293,634	(20,196)	—	(20,196)	—	(20,196)	—	—	273,438	—	273,438
Balance as of September 30, 2020	9	20,196	(646,388)	(45,150)	6,251	(38,900)	(20,196)	1,920	(18,276)	—	(18,276)	—	(644,468)	(63,426)	6,251	(57,176)